Right of use assets	6 Months Ended
Jun. 30, 2026
Right Of Use Assets
Right of use assets

6.	Right of use assets:

	June 30,	December 31,
	2026	2025

Beginning Balance	$543	$401

Depreciation	(166)	(334)
New leases	319	610
Termination	(88)	(134)
Ending Balance	$608	$543

During the six months ended June 30, 2026, the Company extended the current lease in the Colorado office by 38 months, terminated the lease in Jakarta and extended it at a lower rate. The incremental borrowing rate used in the determination of the lease liability and the right of use assets of the extended leases was 7.94%. The Company recorded a gain on the termination of the lease in Jarkata of $4.